CAPITAL RESERVE - Schedule of Capital Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 123,188	$ 118,924	$ 87,109
Ending balance	107,955	123,188	118,924
Capital Reserve
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	78,037	74,166	63,723
Share options and warrants exercised (Notes 11, 13, 14)	368	2,971	201
Issue of ordinary shares in relation to employee stock purchase plan (Note 11)	455	257	0
Issue of restricted share awards (Notes 11, 14)	498	439	304
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (Notes 13, 14)	1,421	0	0
Share options expired (Notes 13, 14)	13	204	26
Ending balance	90,763	78,037	74,166
Capital Reserve | BonusFinder Acquisition
Disclosure Of Classes Of Share Capital [Line Items]
Issue of ordinary shares as a payment of consideration	0	0	9,912
Capital Reserve | OddsJam Acquisition
Disclosure Of Classes Of Share Capital [Line Items]
Issue of ordinary shares as a payment of consideration	$ 9,971	$ 0	$ 0